Gotham 1000 Value ETF

Schedule of Investments

as of December 31, 2023 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Advertising - 0.6%
Omnicom Group, Inc.	5,457	$472,085
The Interpublic Group of Companies, Inc.	11,780	384,499
		856,584

Aerospace & Defense - 0.2%
Curtiss-Wright Corp.	377	83,992
Lockheed Martin Corp.	466	211,210
		295,202

Agriculture - 1.4%
Altria Group, Inc.	17,618	710,709
Archer-Daniels-Midland Co.	6,817	492,324
Bunge Global SA	6,417	647,796
Philip Morris International, Inc.	1,919	180,540
		2,031,369

Airlines - 0.5%
American Airlines Group, Inc.(a)	27,032	371,420
Delta Air Lines, Inc.	8,584	345,334
		716,754

Apparel - 2.7%
Capri Holdings Ltd.(a)	6,278	315,407
Carter's, Inc.(b)	8,278	619,939
Crocs, Inc.(a)	5,935	554,388
Kontoor Brands, Inc.	2,701	168,596
Ralph Lauren Corp. - Class A(b)	2,832	408,374
Skechers U.S.A., Inc. - Class A(a)	10,181	634,685
Steven Madden Ltd.(b)	8,197	344,274
Tapestry, Inc.	10,687	393,388
Urban Outfitters, Inc.(a)	17,559	626,681
		4,065,732

Auto Manufacturers - 0.6%
Cummins, Inc.	1,403	336,117
General Motors Co.	13,999	502,844
		838,961

Auto Parts & Equipment - 2.4%
Adient PLC(a)	10,101	367,272
Allison Transmission Holdings, Inc.	9,456	549,866
Aptiv PLC(a)	3,591	322,185
BorgWarner, Inc.	18,463	661,898
Fox Factory Holding Corp.(a)	6,689	451,374
Lear Corp.	2,831	399,766
The Goodyear Tire & Rubber Co.(a)	24,466	350,353
Visteon Corp.(a)	3,840	479,616
		3,582,330

Banks - 3.4%
Associated Banc-Corp.	1,160	24,812
Bank of America Corp.	8,784	295,757
Bank OZK(b)	3,174	158,160
Cadence Bank	687	20,328

Cathay General Bancorp	4,062	181,043
Citigroup, Inc.	1,681	86,471
Citizens Financial Group, Inc.	3,645	120,795
Columbia Banking System, Inc.	1,841	49,118
Comerica, Inc.	2,207	123,173
Cullen/Frost Bankers, Inc.	820	88,962
CVB Financial Corp.	1,579	31,880
East West Bancorp, Inc.	2,913	209,590
Fifth Third Bancorp	3,639	125,509
First BanCorp	9,968	163,974
First Citizens BancShares, Inc. - Class A	11	15,609
Fulton Financial Corp.	1,622	26,698
Hancock Whitney Corp.	5,396	262,192
Huntington Bancshares, Inc.	29,083	369,937
Independent Bank Corp.	4,897	322,272
International Bancshares Corp.	2,867	155,735
Old National Bancorp	11,957	201,954
Pinnacle Financial Partners, Inc.	2,427	211,683
Regions Financial Corp.	8,161	158,160
SouthState Corp.	2,381	201,075
Synovus Financial Corp.	970	36,521
Texas Capital Bancshares, Inc.(a)(b)	5,464	353,138
The Bank of Nova Scotia	2,951	143,684
The PNC Financial Services Group, Inc.	1,907	295,299
The Toronto-Dominion Bank	2,950	190,629
Truist Financial Corp.	5,362	197,965
UMB Financial Corp.	240	20,052
Valley National Bancorp	16,297	176,985
Western Alliance Bancorp	470	30,921
Wintrust Financial Corp.	213	19,756
Zions Bancorp N.A.	793	34,789
		5,104,626

Beverages - 1.3%
Coca-Cola Consolidated, Inc.(b)	597	554,256
Keurig Dr Pepper, Inc.	7,187	239,471
Molson Coors Brewing Co. - Class B(b)	6,588	403,251
National Beverage Corp.(a)	1,251	62,200
PepsiCo, Inc.	793	134,683
The Boston Beer Co., Inc. - Class A(a)	926	320,016
The Coca-Cola Co.	2,851	168,009
		1,881,886

Biotechnology - 1.7%
Amgen, Inc.	672	193,549
Bio-Rad Laboratories, Inc. - Class A(a)	2,191	707,453
Gilead Sciences, Inc.	4,126	334,247
Halozyme Therapeutics, Inc.(a)	4,196	155,084
Incyte Corp.(a)	6,431	403,802
United Therapeutics Corp.(a)	3,209	705,627
		2,499,762

Building Materials - 4.4%
Armstrong World Industries, Inc.	1,716	168,717
Boise Cascade Co.	2,519	325,858
Builders FirstSource, Inc.(a)	3,156	526,863
Carrier Global Corp.	4,975	285,814
Eagle Materials, Inc.	2,152	436,512
Fortune Brands Innovations, Inc.	8,186	623,282
Griffon Corp.(b)	8,188	499,059

Hayward Holdings, Inc.(a)	14,239	193,650
Johnson Controls International PLC	6,175	355,927
Knife River Corp.(a)(b)	2,498	165,318
Masco Corp.	3,230	216,345
MDU Resources Group, Inc.	33,357	660,469
Mohawk Industries, Inc.(a)	4,978	515,223
Owens Corning	2,654	393,402
Simpson Manufacturing Co., Inc.	2,898	573,746
UFP Industries, Inc.	4,197	526,933
		6,467,118

Chemicals - 3.9%
Avient Corp.	7,975	331,521
Axalta Coating Systems Ltd.(a)	2,090	70,997
Cabot Corp.	6,044	504,674
CF Industries Holdings, Inc.	8,446	671,456
Dow, Inc.	881	48,314
Eastman Chemical Co.	282	25,329
HB Fuller Co.	4,276	348,109
Huntsman Corp.	8,944	224,763
Innospec, Inc.	2,092	257,818
International Flavors & Fragrances, Inc.	1,885	152,628
LyondellBasell Industries NV - Class A	2,319	220,490
NewMarket Corp.	1,214	662,637
Nutrien Ltd.	3,390	190,959
Olin Corp.	3,909	210,891
PPG Industries, Inc.	1,210	180,956
Quaker Chemical Corp.	1,456	310,740
RPM International, Inc.	3,009	335,895
The Mosaic Co.	11,787	421,150
The Sherwin-Williams Co.	80	24,952
Valvoline, Inc.(a)(b)	7,423	278,956
Westlake Corp.	1,833	256,547
		5,729,782

Coal - 1.3%
Alpha Metallurgical Resources, Inc.	784	265,713
Arch Resources, Inc. - Class A	2,938	487,532
CONSOL Energy, Inc.	6,062	609,413
Peabody Energy Corp.(b)	25,564	621,717
		1,984,375

Commercial Services - 3.2%
ABM Industries, Inc.	4,446	199,314
ADT, Inc.(b)	53,598	365,538
AMN Healthcare Services, Inc.(a)(b)	9,237	691,667
API Group Corp.(a)	11,490	397,554
Euronet Worldwide, Inc.(a)	5,383	546,321
Global Payments, Inc.	652	82,804
Insperity, Inc.	33	3,868
John Wiley & Sons, Inc. - Class A	893	28,344
Korn Ferry	2,300	136,505
ManpowerGroup, Inc.	5,369	426,674
PayPal Holdings, Inc.(a)	7,177	440,740
Robert Half, Inc.	4,050	356,076
The Brink's Co.(b)	4,773	419,785
TriNet Group, Inc.(a)(b)	2,521	299,823
WEX, Inc.(a)	1,539	299,412
		4,694,425

Computers - 2.4%
Accenture PLC - Class A	18	6,316
Amdocs Ltd.	5,066	445,251
ASGN, Inc.(a)	2,661	255,908
CGI, Inc. - Class A(a)	1,813	194,372
Crane NXT Co.	5,213	296,463
Dell Technologies, Inc. - Class C	595	45,518
Hewlett Packard Enterprise Co.	11,897	202,011
HP, Inc.	14,109	424,540
Insight Enterprises, Inc.(a)(b)	4,797	849,980
Leidos Holdings, Inc.	3,019	326,777
NCR Voyix Corp.(a)	9,220	155,910
NetApp, Inc.	1,368	120,603
Science Applications International Corp.	1,599	198,788
Seagate Technology Holdings PLC	797	68,040
		3,590,477

Cosmetics & Personal Care - 0.5%
Colgate-Palmolive Co.	1,763	140,529
Kenvue, Inc.	17,459	375,892
The Procter & Gamble Co.	1,271	186,252
		702,673

Distribution & Wholesale - 1.3%
Core & Main, Inc. - Class A(a)	16,143	652,338
Fastenal Co.	609	39,445
Pool Corp.(b)	1,164	464,098
Resideo Technologies, Inc.(a)	11,102	208,940
WESCO International, Inc.	2,969	516,250
		1,881,071

Diversified Financial Services - 1.0%
Affiliated Managers Group, Inc.	257	38,915
Cboe Global Markets, Inc.	1,356	242,127
CME Group, Inc. - Class A	1,057	222,604
Discover Financial Services	964	108,354
Enact Holdings, Inc.	5,432	156,930
Intercorp Financial Services, Inc.	884	19,404
Radian Group, Inc.	3,153	90,018
Synchrony Financial	437	16,689
The Charles Schwab Corp.	110	7,568
The Western Union Co.	53,059	632,464
		1,535,073

Electric - 1.0%
ALLETE, Inc.	7,281	445,306
Otter Tail Corp.(b)	4,014	341,070
Vistra Corp.	19,596	754,837
		1,541,213

Electrical Components & Equipment - 1.8%
Acuity Brands, Inc.	3,054	625,551
Belden, Inc.	2,619	202,318
Emerson Electric Co.	4,159	404,795
Encore Wire Corp.(b)	1,551	331,294
Energizer Holdings, Inc.	9,336	295,764
EnerSys	5,355	540,641
Littelfuse, Inc.	784	209,767
		2,610,130

Electronics - 2.8%
Allegion PLC	996	126,183
Arrow Electronics, Inc.(a)	4,589	561,005
Atkore, Inc.(a)(b)	2,403	384,480
Brady Corp. - Class A	10,889	639,076
Celestica, Inc.(a)	3,584	104,940
Garmin Ltd.	1,666	214,147
Hubbell, Inc.	2	658
Jabil, Inc.	4,155	529,347
Keysight Technologies, Inc.(a)	58	9,227
Plexus Corp.(a)	2,284	246,969
Sensata Technologies Holding PLC	5,056	189,954
TD SYNNEX Corp.	5,783	622,309
Vishay Intertechnology, Inc.	13,862	332,272
Vontier Corp.	4,004	138,338
		4,098,905

Engineering & Construction - 1.7%
Arcosa, Inc.	2,808	232,053
Comfort Systems USA, Inc.(b)	2,349	483,119
EMCOR Group, Inc.	1,580	340,379
Frontdoor, Inc.(a)	12,836	452,084
Jacobs Solutions, Inc.	2,331	302,564
TopBuild Corp.(a)	1,754	656,452
		2,466,651

Entertainment - 0.3%
International Game Technology PLC	3,546	97,196
Penn Entertainment, Inc.(a)	302	7,858
SeaWorld Entertainment, Inc.(a)	4,974	262,776
Warner Music Group Corp. - Class A	1,650	59,054
		426,884

Environmental Control - 0.3%
Pentair PLC	2,147	156,108
Republic Services, Inc.	746	123,023
Tetra Tech, Inc.	901	150,404
Veralto Corp.	289	23,773
		453,308

Food - 4.6%
Albertsons Companies, Inc. - Class A	19,935	458,505
Cal-Maine Foods, Inc.(b)	9,006	516,854
Campbell Soup Co.(b)	6,268	270,966
Conagra Brands, Inc.	2,770	79,388
General Mills, Inc.	6,942	452,202
Grocery Outlet Holding Corp.(a)(b)	9,424	254,071
Hormel Foods Corp.(b)	12,499	401,343
Ingredion, Inc.	6,724	729,755
Kellanova	8,997	503,022
McCormick & Co., Inc.	2,673	182,887
Mondelez International, Inc. - Class A	1,708	123,710
Sysco Corp.	3,284	240,159
The Hershey Co.	357	66,559
The J.M. Smucker Co.	5,005	632,532
The Kraft Heinz Co.	12,953	479,002
The Kroger Co.	13,122	599,807
The Simply Good Foods Co.(a)(b)	5,770	228,492
US Foods Holding Corp.(a)(b)	12,158	552,095
		6,771,349

Food Service - 0.4%
Aramark	20,421	573,830

Forest Products & Paper - 0.1%
International Paper Co.	3,577	129,309

Hand & Machine Tools - 0.6%
Franklin Electric Co., Inc.	3,886	375,582
MSA Safety, Inc.	1,034	174,570
Snap-on, Inc.	725	209,409
Stanley Black & Decker, Inc.	1,491	146,267
		905,828

Healthcare - Products - 1.1%
Avantor, Inc.(a)	2,993	68,330
Baxter International, Inc.	11,223	433,881
Envista Holdings Corp.(a)	4,480	107,789
GE HealthCare Technologies, Inc.(b)	2,006	155,104
Haemonetics Corp.(a)	865	73,966
Lantheus Holdings, Inc.(a)(b)	10,957	679,334
ResMed, Inc.	335	57,627
		1,576,031

Healthcare - Services - 2.4%
Amedisys, Inc.(a)	2,821	268,164
Centene Corp.(a)	9,563	709,670
DaVita, Inc.(a)(b)	5,001	523,905
Elevance Health, Inc.	803	378,663
Humana, Inc.	1,408	644,596
Laboratory Corp. of America Holdings	1,359	308,887
Molina Healthcare, Inc.(a)	1,351	488,130
UnitedHealth Group, Inc.	550	289,559
		3,611,574

Home Builders - 0.9%
Cavco Industries, Inc.(a)(b)	658	228,076
Installed Building Products, Inc.	2,090	382,094
LCI Industries(b)	3,469	436,088
Skyline Champion Corp.(a)	158	11,733
Thor Industries, Inc.(b)	2,571	304,021
		1,362,012

Home Furnishings - 0.6%
Dolby Laboratories, Inc. - Class A	4,372	376,779
Leggett & Platt, Inc.	21,239	555,825
		932,604

Household Products & Wares - 1.5%
Church & Dwight Co., Inc.	915	86,522
Helen of Troy Ltd.(a)	4,022	485,898
Kimberly-Clark Corp.	4,720	573,527
Reynolds Consumer Products, Inc.	12,479	334,936
Spectrum Brands Holdings, Inc.	8,298	661,932
WD-40 Co.	261	62,397
		2,205,212

Housewares - 0.6%
Newell Brands, Inc.	51,232	444,694
The Scotts Miracle-Gro Co.(b)	7,332	467,415
		912,109

Insurance - 6.6%
Aflac, Inc.	1,419	117,068
American Equity Investment Life Holding Co.(a)(b)	603	33,647
American Financial Group, Inc.	1,072	127,450
Aon PLC - Class A	1,130	328,853
Arch Capital Group Ltd.(a)	6,864	509,789
Assurant, Inc.	1,788	301,260
Assured Guaranty Ltd.	6,124	458,259
Axis Capital Holdings Ltd.	11,912	659,567
Chubb Ltd.	1,400	316,400
Cincinnati Financial Corp.	1,790	185,193
CNA Financial Corp.	4,335	183,414
Enstar Group Ltd.(a)	1,446	425,630
Equitable Holdings, Inc.	13,669	455,178
Essent Group Ltd.	1,453	76,631
Everest Group Ltd.	2,132	753,834
Globe Life, Inc.	2,397	291,763
Kinsale Capital Group, Inc.(b)	318	106,501
Lincoln National Corp.	1,677	45,229
Loews Corp.	8,693	604,947
Markel Group, Inc.(a)	466	661,674
MGIC Investment Corp.	12,831	247,510
Primerica, Inc.	1,504	309,463
Reinsurance Group of America, Inc.	3,698	598,262
RenaissanceRe Holdings Ltd.	2,784	545,664
Ryan Specialty Holdings, Inc. - Class A(a)(b)	6,560	282,211
Sun Life Financial, Inc.	1,428	74,056
The Hartford Financial Services Group, Inc.	4,115	330,764
Unum Group	7,215	326,262
W.R. Berkley Corp.	5,770	408,054
		9,764,533

Internet - 1.6%
Alphabet, Inc. - Class A(a)	5	698
Booking Holdings, Inc.(a)	118	418,572
CDW Corp.	729	165,716
eBay, Inc.	11,483	500,889
Expedia Group, Inc. - Class A(a)	2,463	373,859
F5, Inc.(a)	1,075	192,404
Gen Digital, Inc.	12,248	279,499
Match Group, Inc.(a)	10,368	378,432
		2,310,069

Iron & Steel - 1.5%
Cleveland-Cliffs, Inc.(a)	23,403	477,889
Commercial Metals Co.	9,495	475,130
Nucor Corp.	2,565	446,413
Reliance Steel & Aluminum Co.	1,277	357,151
Steel Dynamics, Inc.	3,434	405,555
		2,162,138

Leisure Time - 1.2%
Acushnet Holdings Corp.	7,323	462,594
BRP, Inc. - SVS(b)	2,647	189,763
Brunswick Corp.	4,479	433,343
Harley-Davidson, Inc.	4,453	164,049
Planet Fitness, Inc. - Class A(a)(b)	522	38,106
YETI Holdings, Inc.(a)(b)	10,598	548,764
		1,836,619

Lodging - 0.8%
Boyd Gaming Corp.	5,799	363,075
Choice Hotels International, Inc.(b)	2,780	314,974
Hilton Worldwide Holdings, Inc.	887	161,514
Marriott International, Inc. - Class A	979	220,774
Wyndham Hotels & Resorts, Inc.	1,292	103,890
Wynn Resorts Ltd.	929	84,641
		1,248,868

Machinery - Construction & Mining - 0.6%
Caterpillar, Inc.	1,537	454,445
Terex Corp.	6,850	393,601
Vertiv Holdings Co. - Class A	424	20,365
		868,411

Machinery - Diversified – 1.9%
AGCO Corp.	4,581	556,179
Applied Industrial Technologies, Inc.	1,296	223,806
Crane Co.(b)	5,249	620,118
CSW Industrials, Inc.	780	161,780
Esab Corp.(b)	3,683	319,021
Gates Industrial Corp. PLC(a)	41,934	562,754
Ingersoll Rand, Inc.	627	48,492
Rockwell Automation, Inc.	227	70,479
The Middleby Corp.(a)(b)	1,613	237,385
Watts Water Technologies, Inc. - Class A	426	88,753
		2,888,767

Media - 1.8%
Cable One, Inc.	590	328,388
Comcast Corp. - Class A	7,480	327,998
Fox Corp. - Class A	21,001	623,101
Nexstar Media Group, Inc. - Class A(b)	2,219	347,828
Sirius XM Holdings, Inc.(b)	51,655	282,553
TEGNA, Inc.	36,964	565,549
The New York Times Co. - Class A	976	47,814
The Walt Disney Co.	1,949	175,975
		2,699,206

Metal Fabricate & Hardware - 1.4%
Advanced Drainage Systems, Inc.(b)	1,997	280,858
Mueller Industries, Inc.(b)	12,364	582,962
The Timken Co.	3,835	307,375
Valmont Industries, Inc.(b)	1,803	421,019
Worthington Enterprises, Inc.(b)	7,480	430,474
		2,022,688

Mining - 0.2%
Kinross Gold Corp.	13,999	84,694
Royal Gold, Inc.	2,058	248,935
Southern Copper Corp.(b)	238	20,485
		354,114

Miscellaneous Manufacturing - 1.1%
A.O. Smith Corp. - Class A	2,410	198,680
Carlisle Companies, Inc.	601	187,770
Donaldson Co., Inc.	5,745	375,436
Enpro, Inc.	1,131	177,273

Fabrinet(a)	487	92,691
Illinois Tool Works, Inc.	126	33,004
ITT, Inc.	464	55,364
John Bean Technologies Corp.	4,006	398,397
Parker-Hannifin Corp.	71	32,710
Textron, Inc.	69	5,549
		1,556,874

Oil & Gas – 8.2%
APA Corp.(b)	10,819	388,186
California Resources Corp.(b)	10,675	583,709
Canadian Natural Resources Ltd.	3,611	236,593
Cenovus Energy, Inc.	14,473	240,975
Chesapeake Energy Corp.(b)	8,522	655,683
Chord Energy Corp.(b)	1,282	213,106
CNX Resources Corp.(a)(b)	2,693	53,860
ConocoPhillips	4,906	569,439
Coterra Energy, Inc.	3,234	82,532
CVR Energy, Inc.(b)	18,242	552,733
Devon Energy Corp.	5,906	267,542
Enerplus Corp.	17,940	275,200
EOG Resources, Inc.	2,675	323,541
EQT Corp.(b)	11,078	428,275
Exxon Mobil Corp.	6,071	606,979
Gulfport Energy Corp.(a)	968	128,938
Helmerich & Payne, Inc.(b)	14,231	515,447
HF Sinclair Corp.(b)	13,101	728,022
Imperial Oil Ltd.	9,553	546,336
Marathon Petroleum Corp.	4,450	660,202
Murphy Oil Corp.	12,249	522,542
Occidental Petroleum Corp.(b)	3,481	207,851
Phillips 66	4,743	631,483
Pioneer Natural Resources Co.	2,520	566,698
Range Resources Corp.(b)	16,700	508,348
Southwestern Energy Co.(a)(b)	74,116	485,460
Suncor Energy, Inc.	13,126	420,557
Valero Energy Corp.	5,119	665,470
Weatherford International PLC(a)	1,712	167,485
		12,233,192

Oil & Gas Services - 1.2%
Baker Hughes Co.	13,853	473,496
ChampionX Corp.	12,349	360,714
Halliburton Co.	7,106	256,882
Liberty Energy, Inc.	11,430	207,340
TechnipFMC PLC	23,481	472,907
		1,771,339

Packaging & Containers - 1.9%
Amcor PLC	25,337	244,249
Berry Global Group, Inc.(b)	7,008	472,269
Crown Holdings, Inc.	1,661	152,961
Graphic Packaging Holding Co.	22,469	553,862
Greif, Inc. - Class A	4,418	289,777
Packaging Corp. of America	1,766	287,699
Sealed Air Corp.	8,374	305,818
Sonoco Products Co.	8,214	458,916
		2,765,551

Pharmaceuticals - 2.7%
AbbVie, Inc.	1,730	268,098
BellRing Brands, Inc.(a)	2,241	124,219
Bristol-Myers Squibb Co.	6,544	335,773
Cardinal Health, Inc.	736	74,189
Cencora, Inc.	7	1,438
CVS Health Corp.	6,554	517,503
Jazz Pharmaceuticals PLC(a)	3,692	454,116
Johnson & Johnson	2,477	388,245
McKesson Corp.	292	135,190
Merck & Co., Inc.	3,803	414,603
Option Care Health, Inc.(a)	3,059	103,058
Organon & Co.	15,839	228,398
Prestige Consumer Healthcare, Inc.(a)	4,549	278,490
The Cigna Group	1,225	366,826
Viatris, Inc.	34,857	377,501
		4,067,647

Pipelines - 0.7%
Cheniere Energy, Inc.	3,351	572,049
Equitrans Midstream Corp.(b)	2,409	24,524
Pembina Pipeline Corp.(b)	14,986	515,818
		1,112,391

Retail - 6.2%
Abercrombie & Fitch Co. - Class A(a)(b)	6,775	597,691
Academy Sports & Outdoors, Inc.(b)	984	64,944
Advance Auto Parts, Inc.	5,749	350,861
American Eagle Outfitters, Inc.	31,541	667,408
Asbury Automotive Group, Inc.(a)(b)	66	14,848
AutoNation, Inc.(a)(b)	2,363	354,875
AutoZone, Inc.(a)	68	175,821
Beacon Roofing Supply, Inc.(a)	6,885	599,133
Best Buy Co., Inc.	2,776	217,305
BJ's Wholesale Club Holdings, Inc.(a)	3,889	259,241
Dick's Sporting Goods, Inc.(b)	2,432	357,382
Dillard's, Inc. - Class B(b)	318	128,361
Domino's Pizza, Inc.	481	198,283
FirstCash Holdings, Inc.	1,165	126,274
GMS, Inc.(a)	5,722	471,664
Group 1 Automotive, Inc.(b)	852	259,638
Kohl's Corp.(b)	12,960	371,693
Lithia Motors, Inc. - Class B(b)	1,566	515,652
Lowe's Companies, Inc.	461	102,596
McDonald's Corp.	172	51,000
MSC Industrial Direct Co., Inc. - Class A(b)	6,199	627,711
Murphy USA, Inc.	1,497	533,770
Nordstrom, Inc.(b)	9,178	169,334
Ollie's Bargain Outlet Holdings, Inc.(a)(b)	1,403	106,474
O'Reilly Automotive, Inc.(a)	2	1,900
Restaurant Brands International, Inc.	1,287	100,553
The Gap, Inc.(b)	39,821	832,658
The Home Depot, Inc.	599	207,583
The TJX Company, Inc.	985	92,403
The Wendy's Co.	11,750	228,890
Tractor Supply Co.(b)	460	98,914
Williams-Sonoma, Inc.(b)	1,389	280,272
Yum! Brands, Inc.	728	95,120
		9,260,252

Savings & Loans - 0.0%(c)
New York Community Bancorp, Inc.	73	747

Semiconductors - 1.0%
Applied Materials, Inc.	861	139,542
Broadcom, Inc.	3	3,349
Diodes, Inc.(a)	2,534	204,038
IPG Photonics Corp.(a)	4,616	501,020
KLA Corp.	189	109,866
Lam Research Corp.	132	103,390
Microchip Technology, Inc.	171	15,421
QUALCOMM, Inc.	604	87,357
Skyworks Solutions, Inc.	3,273	367,950
		1,531,933

Software - 0.9%
Concentrix Corp.	5,358	526,209
Dropbox, Inc. - Class A(a)	2,460	72,521
Electronic Arts, Inc.	692	94,673
Fiserv, Inc.(a)	1,867	248,012
Salesforce, Inc.(a)	137	36,050
SS&C Technologies Holdings, Inc.	4,072	248,840
Verra Mobility Corp.(a)	6,277	144,559
		1,370,864

Telecommunications - 2.8%
AT&T, Inc.	32,151	539,494
Cisco Systems, Inc.	10,771	544,151
Corning, Inc.	4,935	150,271
Extreme Networks, Inc.(a)	4,272	75,358
InterDigital, Inc.(b)	4,874	529,024
Iridium Communications, Inc.	825	33,957
Juniper Networks, Inc.	18,325	540,221
TELUS Corp.	8,418	149,756
T-Mobile US, Inc.	3,694	592,259
United States Cellular Corp.(a)	9,282	385,574
Verizon Communications, Inc.	15,867	598,186
		4,138,251

Toys & Games & Hobbies - 0.3%
Hasbro, Inc.	3,169	161,809
Mattel, Inc.(a)	14,712	277,763
		439,572

Transportation - 1.7%
C.H. Robinson Worldwide, Inc.	7,261	627,277
CSX Corp.	4,746	164,544
Expeditors International of Washington, Inc.	768	97,690
FedEx Corp.	867	219,325
Forward Air Corp.	4,057	255,064
Hub Group, Inc. - Class A(a)	5,604	515,231
Landstar System, Inc.	1,812	350,894
Matson, Inc.	933	102,257
XPO, Inc.(a)	2,703	236,756
		2,569,038
TOTAL COMMON STOCKS (Cost $132,192,825)		148,008,213

SHORT-TERM INVESTMENTS - 15.2%
Investments Purchased with Proceeds from Securities Lending - 15.1%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93%(d)	22,420,438	22,420,438

Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.25%(d)	214,302	214,302
TOTAL SHORT-TERM INVESTMENTS (Cost $22,634,740)		22,634,740

TOTAL INVESTMENTS - 115.0% (Cost $154,827,565)		$170,642,953
Liabilities in Excess of Other Assets - (15.0)%		(22,307,202)
TOTAL NET ASSETS - 100.0%		$148,335,751

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SA - Sociedad Anónima
SVS – Subordinate Voting Shares

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2023. The total market value of these securities was $21,750,832 which represented 14.7% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day effective yield as of December 31, 2023.

Summary of Fair Value Exposure at December 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023:

Gotham 1000 Value ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$148,008,213	$—	$—	$148,008,213
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	22,420,438
Money Market Funds	214,302	—	—	214,302
Total Investments	$148,222,515	$—	$—	$170,642,953

Refer to the Schedule of Investments for industry classifications.

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.